Share Capital - Summary of Shares Issued (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Beginning balance	$ 1,798
Issued under option plans	10	$ 28	$ 68
Issued for dividend reinvestment plan	6	15	$ 43
Ending balance	$ 1,806	$ 1,798
Share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	839,790,379	836,540,151	830,242,574
Issued under option plans and share-settled plans	114,900
Issued under option plans		2,329,600	4,803,560
Issued for dividend reinvestment plan	317,762	920,628	1,494,017
Ending balance	840,223,041	839,790,379	836,540,151
Beginning balance	$ 1,798	$ 1,747	$ 1,632
Issued under option plans	2	36	72
Issued for dividend reinvestment plan	6	15	43
Ending balance	$ 1,806	$ 1,798	$ 1,747